Finance Receivables on Nonaccrual Status (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2013 Finance leases USD ($)	Mar. 31, 2013 Finance leases JPY (¥)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2013 Wholesale USD ($)	Mar. 31, 2013 Wholesale JPY (¥)	Mar. 31, 2012 Wholesale JPY (¥)	Mar. 31, 2013 Real Estate USD ($)	Mar. 31, 2013 Real Estate JPY (¥)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2013 Working Capital USD ($)	Mar. 31, 2013 Working Capital JPY (¥)	Mar. 31, 2012 Working Capital JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	$ 127	¥ 11,987	¥ 21,038	$ 47	¥ 4,443	¥ 2,822	$ 12	¥ 1,135	¥ 958	$ 21	¥ 1,985	¥ 5,485	$ 46	¥ 4,354	¥ 11,736	$ 1	¥ 70	¥ 37